NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of profit before tax to cash generated from operations
Profit before tax	¥ 34,907	$ 5,350	¥ 85,649	¥ 75,157
Adjustments for:
Interest income	(1,473)		(1,067)	(798)
Finance costs	6,190		5,865	5,162
Exchange losses/(gains), net	(445)	(68)	213	141
Share of profits of associates	(171)	(26)	(459)	(406)
Loss/(profit) attributable to a joint venture	803	123	(543)	5,593
Investment income	(2,978)	(456)	(4,632)	(3,685)
Impairment and provision	5,199		2,094	6,331
Depreciation, depletion and amortization	52,306		57,699	50,838
Loss on disposal and write-off of property, plant and equipment	941		4,238	668
Subtotal	95,279		149,057	139,001
(Increase)/Decrease in trade receivables and other current assets	5,621		(3,213)	(940)
Decrease/(Increase) in inventories and supplies	2,248		(1,304)	1,720
Increase/(Decrease) in trade and accrued payables, contract liabilities and other payables and accrued liabilities	(3,335)		1,439	301
Cash generated from operations	¥ 99,813	$ 15,297	¥ 145,979	¥ 140,082